FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA CC

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA CC

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA CC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA CC indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA CC as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class B Shares	T. Rowe Price International Stock
AB Large Cap Growth Class B Shares	T. Rowe Price New America Growth
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon Sustainable U.S. Equity Service Shares	TA BlackRock Global Real Estate Securities Initial Class
BNY Mellon VIF Appreciation Service Shares	TA BlackRock Government Money Market Initial Class
BNY Mellon VIF Growth and Income Initial Shares	TA International Growth Initial Class
Calvert VP EAFE International Index Class I Shares	TA Janus Mid-Cap Growth Initial Class
Calvert VP SRI Balanced	TA JPMorgan Asset Allocation - Conservative Initial Class
Calvert VP SRI Mid Cap	TA JPMorgan Asset Allocation - Growth Initial Class
Columbia - Mid Cap Growth Class 2 Shares	TA JPMorgan Asset Allocation - Moderate Initial Class
Columbia - Seligman Global Technology Class 2 Shares	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
Columbia - Small Company Growth Class 1 Shares	TA JPMorgan Enhanced Index Initial Class
DFA VA Global Bond	TA Managed Risk - Balanced ETF Initial Class
DFA VA International Small	TA Managed Risk - Growth ETF Initial Class
DFA VA International Value	TA Morgan Stanley Capital Growth Initial Class
DFA VA Short-Term Fixed	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Large Value	TA PIMCO Total Return Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA T. Rowe Price Small Cap Initial Class
Federated Hermes Government Money II Service Shares	TA TS&W International Equity Initial Class
Federated Hermes High Income Bond II Primary Shares	TA WMC US Growth Initial Class
Federated Hermes Managed Volatility II Primary Shares	Vanguard® Equity Index
Fidelity® VIP Asset Manager Initial Class	Vanguard® International
Fidelity® VIP Contrafund® Initial Class	Vanguard® Mid-Cap Index
Fidelity® VIP Equity-Income Initial Class	Vanguard® Real Estate Index
Fidelity® VIP Government Money Market Initial Class	Vanguard® Short-Term Investment Grade
Fidelity® VIP Growth Initial Class	Vanguard® Total Bond Market Index
Fidelity® VIP Mid Cap Initial Class	Wanger International
Fidelity® VIP Value Strategies Initial Class	Wanger USA
NVIT Emerging Markets Class D Shares	WFVT Discovery Class 2 Shares
T. Rowe Price Equity Income Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA CC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA CC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA CC since 2014.

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class B Shares	544.749	$8,910	$22,084	$14	$22,098	10,299	$1.922118	$20.582400
AB Large Cap Growth Class B Shares	3,324.994	172,829	237,770	45	237,815	54,616	3.639429	22.433305
BNY Mellon Sustainable U.S. Equity Initial Shares	60,409.823	2,149,306	2,853,760	1	2,853,761	40,949	60.954444	75.070680
BNY Mellon Sustainable U.S. Equity Service Shares	0.051	1	2	(2)	-	-	2.518134	16.749594
BNY Mellon VIF Appreciation Service Shares	1,090.281	37,486	50,807	(6)	50,801	14,490	3.063553	18.246825
BNY Mellon VIF Growth and Income Initial Shares	36,769.115	975,817	1,311,922	(4)	1,311,918	17,266	73.933420	88.981080
Calvert VP EAFE International Index Class I Shares	15,498.595	1,163,258	1,453,303	14	1,453,317	941,692	1.491012	1.588521
Calvert VP SRI Balanced	1,262,481.019	2,539,887	3,181,452	2	3,181,454	62,808	48.177041	56.851994
Calvert VP SRI Mid Cap	163,768.791	5,177,899	5,584,516	14	5,584,530	76,169	66.588750	78.529782
Columbia - Mid Cap Growth Class 2 Shares	5,390.762	92,716	236,223	(1)	236,222	84,175	2.566732	19.457390
Columbia - Seligman Global Technology Class 2 Shares	11,768.370	226,969	332,574	2	332,576	48,530	5.235291	25.563699
Columbia - Small Company Growth Class 1 Shares	88,737.522	1,592,623	2,659,464	(37)	2,659,427	327,396	5.475527	80.150626
DFA VA Global Bond	4,793,511.282	51,305,673	50,955,025	(15)	50,955,010	29,138,046	1.298226	27.235305
DFA VA International Small	2,397,910.335	28,269,720	31,676,396	114	31,676,510	7,216,991	2.443477	46.560338
DFA VA International Value	2,864,723.578	33,065,378	33,746,444	76	33,746,520	12,904,472	1.209961	35.018743
DFA VA Short-Term Fixed	4,215,877.309	43,113,596	43,001,949	210	43,002,159	31,697,923	0.911666	16.374670
DFA VA U.S. Large Value	2,754,344.440	63,726,935	73,045,215	21	73,045,236	19,467,224	2.416291	80.406110
DFA VA U.S. Targeted Value	2,440,496.771	41,231,639	44,929,546	(22)	44,929,524	11,300,609	2.266956	95.575515
Federated Hermes Fund for U.S. Government Securities II	298,920.835	3,231,088	3,335,957	(47)	3,335,910	1,539,179	1.489214	25.325323
Federated Hermes Government Money II Service Shares	6,499,968.799	6,499,969	6,499,969	(46)	6,499,923	5,268,350	0.871007	14.574178
Federated Hermes High Income Bond II Primary Shares	719,271.325	4,579,038	4,610,529	10	4,610,539	1,178,424	2.783597	42.624375
Federated Hermes Managed Volatility II Primary Shares	261,945.670	2,664,403	2,904,977	(1)	2,904,976	1,081,706	1.758243	35.710312
Fidelity® VIP Asset Manager Initial Class	32,380.790	494,448	551,769	(2)	551,767	13,666	39.861377	47.513644
Fidelity® VIP Contrafund® Initial Class	162,012.872	5,499,199	7,804,160	(68)	7,804,092	2,201,598	3.150476	18.026735
Fidelity® VIP Equity-Income Initial Class	49,751.503	1,064,086	1,189,061	-	1,189,061	20,412	57.546389	68.288463
Fidelity® VIP Government Money Market Initial Class	1,245,842.010	1,245,842	1,245,842	(36)	1,245,806	89,574	13.229074	15.451201
Fidelity® VIP Growth Initial Class	22,306.867	1,474,660	2,297,607	2	2,297,609	20,805	108.549020	133.082067
Fidelity® VIP Mid Cap Initial Class	44,280.905	1,451,486	1,714,557	1	1,714,558	371,942	3.934240	13.848150
Fidelity® VIP Value Strategies Initial Class	90,789.838	1,161,574	1,230,202	13	1,230,215	404,479	2.639654	13.232926
NVIT Emerging Markets Class D Shares	95,604.970	982,854	1,409,217	(1)	1,409,216	91,504	14.587802	15.475334
T. Rowe Price Equity Income Service Class	43,726.406	1,203,783	1,146,069	(1)	1,146,068	17,258	65.523148	78.067312
T. Rowe Price International Stock	26,766.408	386,225	457,170	(1)	457,169	16,566	27.536377	32.664020
T. Rowe Price New America Growth	46,067.239	1,288,799	1,827,027	4	1,827,031	15,118	120.200654	137.857209
TA Aegon Sustainable Equity Income Initial Class	117,825.437	2,236,887	2,073,728	(5)	2,073,723	948,301	2.042289	10.906752
TA BlackRock Global Real Estate Securities Initial Class	154,023.153	1,819,217	1,646,508	(2)	1,646,506	415,863	2.909120	49.225096
TA BlackRock Government Money Market Initial Class	3,135,248.140	3,135,248	3,135,248	(3)	3,135,245	3,204,719	0.940496	0.982416
TA International Growth Initial Class	62,270.728	525,268	612,744	6	612,750	217,413	2.436674	15.120286
TA Janus Mid-Cap Growth Initial Class	18,466.200	587,041	799,217	16	799,233	237,873	2.702213	19.041081
TA JPMorgan Asset Allocation - Conservative Initial Class	103,176.385	1,076,861	1,165,893	13	1,165,906	498,044	2.078770	12.812514
TA JPMorgan Asset Allocation - Growth Initial Class	194,696.176	2,377,280	2,762,739	33	2,762,772	821,743	2.881496	16.270817
TA JPMorgan Asset Allocation - Moderate Initial Class	148,478.098	1,730,260	1,904,974	(9)	1,904,965	740,130	2.324115	13.457404
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	131,822.763	1,581,899	1,753,243	(33)	1,753,210	601,163	2.534672	14.256663

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA JPMorgan Enhanced Index Initial Class	128,336.918	$2,471,745	$3,089,070	$17	$3,089,087	408,430	$3.093140	$46.718697
TA Managed Risk - Balanced ETF Initial Class	29,538.745	344,558	386,958	(10)	386,948	222,017	1.529971	12.263653
TA Managed Risk - Growth ETF Initial Class	30,015.402	320,277	328,969	(2)	328,967	181,758	1.616560	12.815939
TA Morgan Stanley Capital Growth Initial Class	2,808.845	44,643	109,152	(16)	109,136	13,134	7.947558	37.790754
TA Multi-Managed Balanced Initial Class	108,216.760	1,525,396	1,844,014	(26)	1,843,988	689,571	2.476272	14.378876
TA PIMCO Total Return Initial Class	1,451,726.626	16,662,251	17,536,858	109	17,536,967	8,538,220	1.783334	11.424001
TA Small/Mid Cap Value Initial Class	134,685.689	2,617,750	2,584,618	47	2,584,665	351,501	2.643728	91.951483
TA T. Rowe Price Small Cap Initial Class	325,621.231	5,112,678	6,160,754	92	6,160,846	1,430,753	3.795601	17.148704
TA TS&W International Equity Initial Class	54,247.745	706,614	781,168	(11)	781,157	254,616	1.859971	21.406248
TA WMC US Growth Initial Class	278,207.948	8,604,445	12,160,469	(4)	12,160,465	2,306,411	3.873211	22.787285
Vanguard® Equity Index	1,094,000.889	43,794,609	58,813,488	29	58,813,517	13,703,852	3.675401	16.594167
Vanguard® International	537,078.162	13,908,442	23,400,496	32	23,400,528	8,234,045	2.492949	24.129442
Vanguard® Mid-Cap Index	743,553.171	15,367,593	19,161,365	(42)	19,161,323	3,838,302	4.298194	15.324001
Vanguard® Real Estate Index	1,334,654.682	16,517,179	16,589,758	(121)	16,589,637	4,088,320	3.669593	11.550861
Vanguard® Short-Term Investment Grade	3,263,572.851	34,637,903	36,290,930	52	36,290,982	22,081,051	1.420686	10.724579
Vanguard® Total Bond Market Index	3,757,358.568	44,657,113	48,131,763	(61)	48,131,702	24,978,730	1.678045	11.312374
Wanger International	128,253.337	3,340,253	3,594,941	(7)	3,594,934	689,936	1.703106	116.044880
Wanger USA	179,371.477	4,116,885	4,417,919	69	4,417,988	625,592	4.952830	144.002262
WFVT Discovery Class 2 Shares	-	-	-	-	-	-	146.649768	171.425938

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Global Thematic Growth Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Sustainable U.S. Equity Service Shares Subaccount	BNY Mellon VIF Appreciation Service Shares Subaccount

Net Assets as of December 31, 2018:	$17,251	$50,440	$1,918,269	$-	$48,099

Investment Income:
Reinvested Dividends	32	-	32,401	-	478
Investment Expense:
Mortality and Expense Risk and Administrative Charges	188	864	22,423	-	557

Net Investment Income (Loss)	(156)	(864)	9,978	-	(79)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,129	21,181	71,700	-	6,265
Realized Gain (Loss) on Investments	472	63	74,677	-	3,888

Net Realized Capital Gains (Losses) on Investments	1,601	21,244	146,377	-	10,153
Net Change in Unrealized Appreciation (Depreciation)	3,399	7,850	462,854	-	5,028

Net Gain (Loss) on Investment	5,000	29,094	609,231	-	15,181

Net Increase (Decrease) in Net Assets Resulting from Operations	4,844	28,230	619,209	-	15,102

Increase (Decrease) in Net Assets from Contract Transactions	(666)	100,442	(138,405)	-	(18,478)

Total Increase (Decrease) in Net Assets	4,178	128,672	480,804	-	(3,376)

Net Assets as of December 31, 2019:	$21,429	$179,112	$2,399,073	$-	$44,723

Investment Income:
Reinvested Dividends	105	-	26,723	-	249
Investment Expense:
Mortality and Expense Risk and Administrative Charges	205	1,327	24,513	-	408

Net Investment Income (Loss)	(100)	(1,327)	2,210	-	(159)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,208	16,389	28,999	-	3,767
Realized Gain (Loss) on Investments	4,260	361	29,419	-	1,413

Net Realized Capital Gains (Losses) on Investments	6,468	16,750	58,418	-	5,180
Net Change in Unrealized Appreciation (Depreciation)	524	45,432	469,157	-	4,566

Net Gain (Loss) on Investment	6,992	62,182	527,575	-	9,746

Net Increase (Decrease) in Net Assets Resulting from Operations	6,892	60,855	529,785	-	9,587

Increase (Decrease) in Net Assets from Contract Transactions	(6,223)	(2,152)	(75,097)	-	(3,509)

Total Increase (Decrease) in Net Assets	669	58,703	454,688	-	6,078

Net Assets as of December 31, 2020:	$22,098	$237,815	$2,853,761	$-	$50,801

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon VIF Growth and Income Initial Shares Subaccount	Calvert VP EAFE International Index Class I Shares Subaccount	Calvert VP SRI Balanced Subaccount	Calvert VP SRI Mid Cap Subaccount	Columbia - Mid Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$1,109,737	$1,300,853	$2,653,513	$4,382,954	$145,840

Investment Income:
Reinvested Dividends	12,798	35,660	44,875	21,310	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,936	15,473	35,938	52,423	1,195

Net Investment Income (Loss)	(2,138)	20,187	8,937	(31,113)	(1,195)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,453	-	103,302	401,452	-
Realized Gain (Loss) on Investments	78,316	19,714	41,537	60,721	788

Net Realized Capital Gains (Losses) on Investments	217,769	19,714	144,839	462,173	788
Net Change in Unrealized Appreciation (Depreciation)	69,199	211,938	439,941	846,326	49,734

Net Gain (Loss) on Investment	286,968	231,652	584,780	1,308,499	50,522

Net Increase (Decrease) in Net Assets Resulting from Operations	284,830	251,839	593,717	1,277,386	49,327

Increase (Decrease) in Net Assets from Contract Transactions	(231,911)	(85,604)	(133,687)	(411,767)	(1,248)

Total Increase (Decrease) in Net Assets	52,919	166,235	460,030	865,619	48,079

Net Assets as of December 31, 2019:	$1,162,656	$1,467,088	$3,113,543	$5,248,573	$193,919

Investment Income:
Reinvested Dividends	8,424	43,398	44,513	21,487	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,137	13,856	35,662	50,168	1,409

Net Investment Income (Loss)	(5,713)	29,542	8,851	(28,681)	(1,409)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,221	-	91,854	360,240	-
Realized Gain (Loss) on Investments	65,652	7,975	74,914	(10,470)	22,107

Net Realized Capital Gains (Losses) on Investments	143,873	7,975	166,768	349,770	22,107
Net Change in Unrealized Appreciation (Depreciation)	111,267	38,578	211,554	207,943	45,373

Net Gain (Loss) on Investment	255,140	46,553	378,322	557,713	67,480

Net Increase (Decrease) in Net Assets Resulting from Operations	249,427	76,095	387,173	529,032	66,071

Increase (Decrease) in Net Assets from Contract Transactions	(100,165)	(89,866)	(319,262)	(193,075)	(23,768)

Total Increase (Decrease) in Net Assets	149,262	(13,771)	67,911	335,957	42,303

Net Assets as of December 31, 2020:	$1,311,918	$1,453,317	$3,181,454	$5,584,530	$236,222

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Columbia - Seligman Global Technology Class 2 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount

Net Assets as of December 31, 2018:	$159,866	$1,214,801	$60,434,275	$30,637,974	$37,377,736

Investment Income:
Reinvested Dividends	-	-	1,398,677	838,036	1,236,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,828	10,110	373,175	201,625	231,161

Net Investment Income (Loss)	(1,828)	(10,110)	1,025,502	636,411	1,005,687

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,714	317,021	-	372,003	-
Realized Gain (Loss) on Investments	(1,696)	39,376	(416,989)	648,784	622,425

Net Realized Capital Gains (Losses) on Investments	31,018	356,397	(416,989)	1,020,787	622,425
Net Change in Unrealized Appreciation (Depreciation)	53,706	139,863	1,466,196	4,951,124	3,670,370

Net Gain (Loss) on Investment	84,724	496,260	1,049,207	5,971,911	4,292,795

Net Increase (Decrease) in Net Assets Resulting from Operations	82,896	486,150	2,074,709	6,608,322	5,298,482

Increase (Decrease) in Net Assets from Contract Transactions	(11,459)	(55,377)	(7,104,099)	(4,311,329)	(6,106,451)

Total Increase (Decrease) in Net Assets	71,437	430,773	(5,029,390)	2,296,993	(807,969)

Net Assets as of December 31, 2019:	$231,303	$1,645,574	$55,404,885	$32,934,967	$36,569,767

Investment Income:
Reinvested Dividends	-	-	13,688	588,711	743,305
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,232	13,048	330,630	178,883	190,199

Net Investment Income (Loss)	(2,232)	(13,048)	(316,942)	409,828	553,106

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,058	39,542	-	518,544	-
Realized Gain (Loss) on Investments	299	182,415	(245,493)	(26,079)	(254,039)

Net Realized Capital Gains (Losses) on Investments	21,357	221,957	(245,493)	492,465	(254,039)
Net Change in Unrealized Appreciation (Depreciation)	83,379	980,488	983,288	1,527,524	(1,018,783)

Net Gain (Loss) on Investment	104,736	1,202,445	737,795	2,019,989	(1,272,822)

Net Increase (Decrease) in Net Assets Resulting from Operations	102,504	1,189,397	420,853	2,429,817	(719,716)

Increase (Decrease) in Net Assets from Contract Transactions	(1,231)	(175,544)	(4,870,728)	(3,688,274)	(2,103,531)

Total Increase (Decrease) in Net Assets	101,273	1,013,853	(4,449,875)	(1,258,457)	(2,823,247)

Net Assets as of December 31, 2020:	$332,576	$2,659,427	$50,955,010	$31,676,510	$33,746,520

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Government Money II Service Shares Subaccount

Net Assets as of December 31, 2018:	$52,569,214	$73,532,061	$44,719,214	$3,260,425	$53,123,002

Investment Income:
Reinvested Dividends	1,068,998	1,639,847	661,173	74,524	368,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	323,063	483,644	297,276	20,369	128,268

Net Investment Income (Loss)	745,935	1,156,203	363,897	54,155	240,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	832,206	1,161,764	-	-
Realized Gain (Loss) on Investments	56,422	3,417,341	2,702,278	(11,355)	-

Net Realized Capital Gains (Losses) on Investments	56,422	4,249,547	3,864,042	(11,355)	-
Net Change in Unrealized Appreciation (Depreciation)	118,115	12,046,968	5,021,867	112,574	-

Net Gain (Loss) on Investment	174,537	16,296,515	8,885,909	101,219	-

Net Increase (Decrease) in Net Assets Resulting from Operations	920,472	17,452,718	9,249,806	155,374	240,030

Increase (Decrease) in Net Assets from Contract Transactions	(6,063,300)	(9,799,011)	(6,457,029)	(498,699)	(45,995,537)

Total Increase (Decrease) in Net Assets	(5,142,828)	7,653,707	2,792,777	(343,325)	(45,755,507)

Net Assets as of December 31, 2019:	$47,426,386	$81,185,768	$47,511,991	$2,917,100	$7,367,495

Investment Income:
Reinvested Dividends	255,167	1,510,198	686,124	72,484	14,766
Investment Expense:
Mortality and Expense Risk and Administrative Charges	284,450	415,511	240,843	21,779	52,599

Net Investment Income (Loss)	(29,283)	1,094,687	445,281	50,705	(37,833)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	7,402	2,347,059	(455,837)	31,014	-

Net Realized Capital Gains (Losses) on Investments	7,402	2,347,059	(455,837)	31,014	-
Net Change in Unrealized Appreciation (Depreciation)	7,305	(4,595,705)	1,756,565	55,665	-

Net Gain (Loss) on Investment	14,707	(2,248,646)	1,300,728	86,679	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,576)	(1,153,959)	1,746,009	137,384	(37,833)

Increase (Decrease) in Net Assets from Contract Transactions	(4,409,651)	(6,986,573)	(4,328,476)	281,426	(829,739)

Total Increase (Decrease) in Net Assets	(4,424,227)	(8,140,532)	(2,582,467)	418,810	(867,572)

Net Assets as of December 31, 2020:	$43,002,159	$73,045,236	$44,929,524	$3,335,910	$6,499,923

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount

Net Assets as of December 31, 2018:	$5,160,161	$6,142,110	$438,642	$7,166,548	$1,148,904

Investment Income:
Reinvested Dividends	324,534	134,739	8,482	31,870	24,334
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,583	33,026	6,331	58,368	17,300

Net Investment Income (Loss)	285,951	101,713	2,151	(26,498)	7,034

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	19,625	903,865	80,994
Realized Gain (Loss) on Investments	(56,485)	245,347	218	114,980	(3,624)

Net Realized Capital Gains (Losses) on Investments	(56,485)	245,347	19,843	1,018,845	77,370
Net Change in Unrealized Appreciation (Depreciation)	451,079	505,742	50,351	1,000,508	201,295

Net Gain (Loss) on Investment	394,594	751,089	70,194	2,019,353	278,665

Net Increase (Decrease) in Net Assets Resulting from Operations	680,545	852,802	72,345	1,992,855	285,699

Increase (Decrease) in Net Assets from Contract Transactions	(345,345)	(4,059,250)	(14,449)	(2,104,244)	(150,961)

Total Increase (Decrease) in Net Assets	335,200	(3,206,448)	57,896	(111,389)	134,738

Net Assets as of December 31, 2019:	$5,495,361	$2,935,662	$496,538	$7,055,159	$1,283,642

Investment Income:
Reinvested Dividends	274,626	69,424	7,579	17,531	19,613
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,131	23,959	6,680	54,670	14,983

Net Investment Income (Loss)	241,495	45,465	899	(37,139)	4,630

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,611	36,596	53,381
Realized Gain (Loss) on Investments	(56,900)	(1,200)	868	332,071	(16,417)

Net Realized Capital Gains (Losses) on Investments	(56,900)	(1,200)	7,479	368,667	36,964
Net Change in Unrealized Appreciation (Depreciation)	2,769	(47,768)	55,688	1,488,442	2,087

Net Gain (Loss) on Investment	(54,131)	(48,968)	63,167	1,857,109	39,051

Net Increase (Decrease) in Net Assets Resulting from Operations	187,364	(3,503)	64,066	1,819,970	43,681

Increase (Decrease) in Net Assets from Contract Transactions	(1,072,186)	(27,183)	(8,837)	(1,071,037)	(138,262)

Total Increase (Decrease) in Net Assets	(884,822)	(30,686)	55,229	748,933	(94,581)

Net Assets as of December 31, 2020:	$4,610,539	$2,904,976	$551,767	$7,804,092	$1,189,061

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount

Net Assets as of December 31, 2018:	$1,780,137	$1,360,345	$1,344,943	$928,256	$1,663,228

Investment Income:
Reinvested Dividends	23,309	4,068	11,690	18,753	32,168
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,396	21,766	8,881	8,155	10,770

Net Investment Income (Loss)	9,913	(17,698)	2,809	10,598	21,398

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	95,364	157,634	98,232	-
Realized Gain (Loss) on Investments	-	370,896	(39,475)	(13,712)	71,036

Net Realized Capital Gains (Losses) on Investments	-	466,260	118,159	84,520	71,036
Net Change in Unrealized Appreciation (Depreciation)	-	692	164,281	213,968	230,958

Net Gain (Loss) on Investment	-	466,952	282,440	298,488	301,994

Net Increase (Decrease) in Net Assets Resulting from Operations	9,913	449,254	285,249	309,086	323,392

Increase (Decrease) in Net Assets from Contract Transactions	(728,468)	(122,156)	(236,662)	21,644	(385,431)

Total Increase (Decrease) in Net Assets	(718,555)	327,098	48,587	330,730	(62,039)

Net Assets as of December 31, 2019:	$1,061,582	$1,687,443	$1,393,530	$1,258,986	$1,601,189

Investment Income:
Reinvested Dividends	3,530	1,379	9,012	13,888	20,173
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,285	24,977	8,708	8,079	8,277

Net Investment Income (Loss)	(10,755)	(23,598)	304	5,809	11,896

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	176,018	-	58,953	-
Realized Gain (Loss) on Investments	-	36,072	(7,184)	(69,936)	74,144

Net Realized Capital Gains (Losses) on Investments	-	212,090	(7,184)	(10,983)	74,144
Net Change in Unrealized Appreciation (Depreciation)	-	497,200	298,289	87,270	56,517

Net Gain (Loss) on Investment	-	709,290	291,105	76,287	130,661

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,755)	685,692	291,409	82,096	142,557

Increase (Decrease) in Net Assets from Contract Transactions	194,979	(75,526)	29,619	(110,867)	(334,530)

Total Increase (Decrease) in Net Assets	184,224	610,166	321,028	(28,771)	(191,973)

Net Assets as of December 31, 2020:	$1,245,806	$2,297,609	$1,714,558	$1,230,215	$1,409,216

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount	T. Rowe Price New America Growth Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount

Net Assets as of December 31, 2018:	$1,207,860	$400,777	$1,173,761	$2,276,930	$2,130,374

Investment Income:
Reinvested Dividends	29,921	10,301	5,478	62,671	17,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,560	6,130	18,400	24,442	13,782

Net Investment Income (Loss)	12,361	4,171	(12,922)	38,229	3,307

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,745	18,375	93,546	385,078	-
Realized Gain (Loss) on Investments	29,369	3,180	61,217	112,663	(1,178)

Net Realized Capital Gains (Losses) on Investments	103,114	21,555	154,763	497,741	(1,178)
Net Change in Unrealized Appreciation (Depreciation)	167,484	75,053	239,356	(30,604)	469,813

Net Gain (Loss) on Investment	270,598	96,608	394,119	467,137	468,635

Net Increase (Decrease) in Net Assets Resulting from Operations	282,959	100,779	381,197	505,366	471,942

Increase (Decrease) in Net Assets from Contract Transactions	(239,456)	(38,095)	(95,081)	(344,196)	(682,856)

Total Increase (Decrease) in Net Assets	43,503	62,684	286,116	161,170	(210,914)

Net Assets as of December 31, 2019:	$1,251,363	$463,461	$1,459,877	$2,438,100	$1,919,460

Investment Income:
Reinvested Dividends	23,931	2,349	-	58,967	198,293
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,731	5,587	20,607	18,972	10,579

Net Investment Income (Loss)	10,200	(3,238)	(20,607)	39,995	187,714

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,587	18,272	272,947	238,279	117,657
Realized Gain (Loss) on Investments	(24,437)	1,316	77,369	(74,014)	(37,479)

Net Realized Capital Gains (Losses) on Investments	150	19,588	350,316	164,265	80,178
Net Change in Unrealized Appreciation (Depreciation)	(34,063)	31,048	210,115	(391,213)	(324,242)

Net Gain (Loss) on Investment	(33,913)	50,636	560,431	(226,948)	(244,064)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,713)	47,398	539,824	(186,953)	(56,350)

Increase (Decrease) in Net Assets from Contract Transactions	(81,582)	(53,690)	(172,670)	(177,424)	(216,604)

Total Increase (Decrease) in Net Assets	(105,295)	(6,292)	367,154	(364,377)	(272,954)

Net Assets as of December 31, 2020:	$1,146,068	$457,169	$1,827,031	$2,073,723	$1,646,506

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock Government Money Market Initial Class Subaccount	TA International Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$2,669,355	$823,016	$600,391	$1,046,892	$1,852,867

Investment Income:
Reinvested Dividends	55,388	9,211	542	29,706	36,571
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,454	5,028	6,459	8,014	15,186

Net Investment Income (Loss)	30,934	4,183	(5,917)	21,692	21,385

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	92,486	39,563	42,108	193,586
Realized Gain (Loss) on Investments	-	56,057	11,838	(870)	3,788

Net Realized Capital Gains (Losses) on Investments	-	148,543	51,401	41,238	197,374
Net Change in Unrealized Appreciation (Depreciation)	-	13,232	168,558	76,152	245,789

Net Gain (Loss) on Investment	-	161,775	219,959	117,390	443,163

Net Increase (Decrease) in Net Assets Resulting from Operations	30,934	165,958	214,042	139,082	464,548

Increase (Decrease) in Net Assets from Contract Transactions	(152,763)	(463,421)	17,688	(16,732)	(10,970)

Total Increase (Decrease) in Net Assets	(121,829)	(297,463)	231,730	122,350	453,578

Net Assets as of December 31, 2019:	$2,547,526	$525,553	$832,121	$1,169,242	$2,306,445

Investment Income:
Reinvested Dividends	6,864	10,855	1,598	32,006	37,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,064	3,909	5,879	8,633	16,318

Net Investment Income (Loss)	(15,200)	6,946	(4,281)	23,373	21,581

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	57,227	31,605	177,866
Realized Gain (Loss) on Investments	-	7,228	15,564	5,151	(44,953)

Net Realized Capital Gains (Losses) on Investments	-	7,228	72,791	36,756	132,913
Net Change in Unrealized Appreciation (Depreciation)	-	82,544	25,326	66,979	407,647

Net Gain (Loss) on Investment	-	89,772	98,117	103,735	540,560

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,200)	96,718	93,836	127,108	562,141

Increase (Decrease) in Net Assets from Contract Transactions	602,919	(9,521)	(126,724)	(130,444)	(105,814)

Total Increase (Decrease) in Net Assets	587,719	87,197	(32,888)	(3,336)	456,327

Net Assets as of December 31, 2020:	$3,135,245	$612,750	$799,233	$1,165,906	$2,762,772

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Managed Risk - Balanced ETF Initial Class Subaccount	TA Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2018:	$1,532,735	$1,670,006	$2,958,421	$371,366	$250,589

Investment Income:
Reinvested Dividends	34,062	42,773	37,678	9,572	5,487
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,243	12,798	23,120	2,384	1,917

Net Investment Income (Loss)	19,819	29,975	14,558	7,188	3,570

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	88,279	164,644	370,257	11,233	23,531
Realized Gain (Loss) on Investments	(1,237)	(17,248)	154,869	508	733

Net Realized Capital Gains (Losses) on Investments	87,042	147,396	525,126	11,741	24,264
Net Change in Unrealized Appreciation (Depreciation)	116,583	154,751	304,783	40,732	18,921

Net Gain (Loss) on Investment	203,625	302,147	829,909	52,473	43,185

Net Increase (Decrease) in Net Assets Resulting from Operations	223,444	332,122	844,467	59,661	46,755

Increase (Decrease) in Net Assets from Contract Transactions	(142,505)	22,693	(567,330)	33,571	(7,340)

Total Increase (Decrease) in Net Assets	80,939	354,815	277,137	93,232	39,415

Net Assets as of December 31, 2019:	$1,613,674	$2,024,821	$3,235,558	$464,598	$290,004

Investment Income:
Reinvested Dividends	33,519	39,551	41,586	10,553	4,869
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,416	12,650	20,832	2,395	1,648

Net Investment Income (Loss)	19,103	26,901	20,754	8,158	3,221

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,220	99,762	229,670	5,759	5,772
Realized Gain (Loss) on Investments	(737)	31,610	188,063	1,287	3,608

Net Realized Capital Gains (Losses) on Investments	45,483	131,372	417,733	7,046	9,380
Net Change in Unrealized Appreciation (Depreciation)	119,164	104,254	107,523	(2,552)	(3,094)

Net Gain (Loss) on Investment	164,647	235,626	525,256	4,494	6,286

Net Increase (Decrease) in Net Assets Resulting from Operations	183,750	262,527	546,010	12,652	9,507

Increase (Decrease) in Net Assets from Contract Transactions	107,541	(534,138)	(692,481)	(90,302)	29,456

Total Increase (Decrease) in Net Assets	291,291	(271,611)	(146,471)	(77,650)	38,963

Net Assets as of December 31, 2020:	$1,904,965	$1,753,210	$3,089,087	$386,948	$328,967

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2018:	$67,618	$1,954,135	$19,938,244	$2,703,751	$6,145,225

Investment Income:
Reinvested Dividends	-	33,321	474,189	26,320	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,136	18,838	130,201	20,326	45,623

Net Investment Income (Loss)	(1,136)	14,483	343,988	5,994	(45,623)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,646	126,336	-	209,646	645,986
Realized Gain (Loss) on Investments	485	44,732	41,911	(78,566)	576,981

Net Realized Capital Gains (Losses) on Investments	7,131	171,068	41,911	131,080	1,222,967
Net Change in Unrealized Appreciation (Depreciation)	8,892	195,117	1,067,521	456,875	628,604

Net Gain (Loss) on Investment	16,023	366,185	1,109,432	587,955	1,851,571

Net Increase (Decrease) in Net Assets Resulting from Operations	14,887	380,668	1,453,420	593,949	1,805,948

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(275,869)	(2,271,002)	(480,414)	(1,680,291)

Total Increase (Decrease) in Net Assets	14,886	104,799	(817,582)	113,535	125,657

Net Assets as of December 31, 2019:	$82,504	$2,058,934	$19,120,662	$2,817,286	$6,270,882

Investment Income:
Reinvested Dividends	-	29,376	749,782	25,686	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,165	15,815	122,732	16,206	38,679

Net Investment Income (Loss)	(1,165)	13,561	627,050	9,480	(38,679)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,035	75,365	77,440	89,499	359,175
Realized Gain (Loss) on Investments	11,910	118,764	162,056	(79,839)	203,055

Net Realized Capital Gains (Losses) on Investments	14,945	194,129	239,496	9,660	562,230
Net Change in Unrealized Appreciation (Depreciation)	42,722	48,081	357,501	41,825	595,667

Net Gain (Loss) on Investment	57,667	242,210	596,997	51,485	1,157,897

Net Increase (Decrease) in Net Assets Resulting from Operations	56,502	255,771	1,224,047	60,965	1,119,218

Increase (Decrease) in Net Assets from Contract Transactions	(29,870)	(470,717)	(2,807,742)	(293,586)	(1,229,254)

Total Increase (Decrease) in Net Assets	26,632	(214,946)	(1,583,695)	(232,621)	(110,036)

Net Assets as of December 31, 2020:	$109,136	$1,843,988	$17,536,967	$2,584,665	$6,160,846

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2018:	$688,220	$9,171,891	$50,889,051	$17,061,675	$17,946,992

Investment Income:
Reinvested Dividends	10,670	13,659	1,078,842	269,144	304,456
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,743	71,714	370,660	128,341	125,405

Net Investment Income (Loss)	4,927	(58,055)	708,182	140,803	179,051

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,786	889,485	1,412,575	586,939	1,569,400
Realized Gain (Loss) on Investments	4,408	511,165	6,943,572	2,202,090	395,255

Net Realized Capital Gains (Losses) on Investments	16,194	1,400,650	8,356,147	2,789,029	1,964,655
Net Change in Unrealized Appreciation (Depreciation)	117,890	2,061,886	5,902,842	2,193,533	2,883,224

Net Gain (Loss) on Investment	134,084	3,462,536	14,258,989	4,982,562	4,847,879

Net Increase (Decrease) in Net Assets Resulting from Operations	139,011	3,404,481	14,967,171	5,123,365	5,026,930

Increase (Decrease) in Net Assets from Contract Transactions	(4,388)	(1,610,866)	(8,755,164)	(2,033,234)	(3,561,691)

Total Increase (Decrease) in Net Assets	134,623	1,793,615	6,212,007	3,090,131	1,465,239

Net Assets as of December 31, 2019:	$822,843	$10,965,506	$57,101,058	$20,151,806	$19,412,231

Investment Income:
Reinvested Dividends	21,946	11,616	917,326	253,738	267,539
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,466	74,846	341,670	124,343	114,806

Net Investment Income (Loss)	16,480	(63,230)	575,656	129,395	152,733

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	845,636	1,076,129	463,758	1,001,715
Realized Gain (Loss) on Investments	(6,067)	470,225	2,825,936	1,499,855	345,568

Net Realized Capital Gains (Losses) on Investments	(6,067)	1,315,861	3,902,065	1,963,613	1,347,283
Net Change in Unrealized Appreciation (Depreciation)	17,840	2,250,831	4,548,039	7,062,308	1,528,441

Net Gain (Loss) on Investment	11,773	3,566,692	8,450,104	9,025,921	2,875,724

Net Increase (Decrease) in Net Assets Resulting from Operations	28,253	3,503,462	9,025,760	9,155,316	3,028,457

Increase (Decrease) in Net Assets from Contract Transactions	(69,939)	(2,308,503)	(7,313,301)	(5,906,594)	(3,279,365)

Total Increase (Decrease) in Net Assets	(41,686)	1,194,959	1,712,459	3,248,722	(250,908)

Net Assets as of December 31, 2020:	$781,157	$12,160,465	$58,813,517	$23,400,528	$19,161,323

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of December 31, 2018:	$17,850,486	$38,368,440	$61,728,078	$3,404,664	$3,693,540

Investment Income:
Reinvested Dividends	543,315	1,016,598	1,791,996	29,804	10,862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,955	240,824	339,417	33,796	30,765

Net Investment Income (Loss)	417,360	775,774	1,452,579	(3,992)	(19,903)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	981,896	-	-	356,988	734,908
Realized Gain (Loss) on Investments	184,681	46,196	(209,123)	(170,488)	(222,542)

Net Realized Capital Gains (Losses) on Investments	1,166,577	46,196	(209,123)	186,500	512,366
Net Change in Unrealized Appreciation (Depreciation)	3,131,719	1,024,328	3,269,997	750,974	573,741

Net Gain (Loss) on Investment	4,298,296	1,070,524	3,060,874	937,474	1,086,107

Net Increase (Decrease) in Net Assets Resulting from Operations	4,715,656	1,846,298	4,513,453	933,482	1,066,204

Increase (Decrease) in Net Assets from Contract Transactions	(3,825,052)	(3,584,796)	(19,754,664)	(462,356)	(544,534)

Total Increase (Decrease) in Net Assets	890,604	(1,738,498)	(15,241,211)	471,126	521,670

Net Assets as of December 31, 2019:	$18,741,090	$36,629,942	$46,486,867	$3,875,790	$4,215,210

Investment Income:
Reinvested Dividends	418,689	979,163	1,131,262	64,590	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	104,566	229,494	282,703	30,342	27,887

Net Investment Income (Loss)	314,123	749,669	848,559	34,248	(27,887)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	263,290	-	-	115,277	420,891
Realized Gain (Loss) on Investments	(192,759)	172,213	687,361	(150,980)	(220,919)

Net Realized Capital Gains (Losses) on Investments	70,531	172,213	687,361	(35,703)	199,972
Net Change in Unrealized Appreciation (Depreciation)	(1,348,329)	760,605	1,475,937	406,329	669,334

Net Gain (Loss) on Investment	(1,277,798)	932,818	2,163,298	370,626	869,306

Net Increase (Decrease) in Net Assets Resulting from Operations	(963,675)	1,682,487	3,011,857	404,874	841,419

Increase (Decrease) in Net Assets from Contract Transactions	(1,187,778)	(2,021,447)	(1,367,022)	(685,730)	(638,641)

Total Increase (Decrease) in Net Assets	(2,151,453)	(338,960)	1,644,835	(280,856)	202,778

Net Assets as of December 31, 2020:	$16,589,637	$36,290,982	$48,131,702	$3,594,934	$4,417,988

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA CC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

WFVT Discovery Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2019:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2020:	$-

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA CC (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s Edge Select® Variable Annuity, Advisor’s Edge® Variable Annuity, Dimensional Variable Annuity, MarqueeSM Variable Annuity, Personal Manager® Variable Annuity, and PrismSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class B Shares	AB Global Thematic Growth Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
Dreyfus Variable Investments Fund	Dreyfus Variable Investments Fund
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio Service Shares
BNY Mellon VIF Appreciation Service Shares	BNY Mellon VIF Appreciation Portfolio Service Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.	Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares	Calvert VP EAFE International Index Portfolio Class I Shares
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid Cap Portfolio
Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II
Columbia - Mid Cap Growth Class 2 Shares	Columbia - Mid Cap Growth Fund Class 2 Shares
Columbia - Seligman Global Technology Class 2 Shares	Columbia - Seligman Global Technology Fund Class 2 Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Federated Insurance	Federated Insurance
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares

17

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
T. Rowe Price New America Growth	T. Rowe Price New America Growth Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

18

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA
Wells Fargo Advantage Variable Trust	Wells Fargo Advantage Variable Trust
WFVT Discovery Class 2 Shares	WFVT Discovery Fund Class 2 Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
NVIT Emerging Markets Class D Shares	August 4, 2016

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Government Money II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated High Income Bond II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class

19

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

20

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class B Shares	$2,314	$6,432
AB Large Cap Growth Class B Shares	16,389	3,493
BNY Mellon Sustainable U.S. Equity Initial Shares	55,726	99,614
BNY Mellon Sustainable U.S. Equity Service Shares	-	-
BNY Mellon VIF Appreciation Service Shares	4,016	3,917
BNY Mellon VIF Growth and Income Initial Shares	165,644	193,302
Calvert VP EAFE International Index Class I Shares	43,760	104,085
Calvert VP SRI Balanced	169,377	387,935
Calvert VP SRI Mid Cap	395,130	256,647
Columbia - Mid Cap Growth Class 2 Shares	13,033	38,210
Columbia - Seligman Global Technology Class 2 Shares	21,622	4,028
Columbia - Small Company Growth Class 1 Shares	568,966	718,002
DFA VA Global Bond	3,509,870	8,697,397
DFA VA International Small	2,399,495	5,159,415
DFA VA International Value	3,090,930	4,641,455
DFA VA Short-Term Fixed	4,039,095	8,478,187
DFA VA U.S. Large Value	5,986,838	11,878,708
DFA VA U.S. Targeted Value	3,668,426	7,551,547
Federated Hermes Fund for U.S. Government Securities II	1,193,490	861,356
Federated Hermes Government Money II Service Shares	7,424,030	8,291,558
Federated Hermes High Income Bond II Primary Shares	449,656	1,280,345
Federated Hermes Managed Volatility II Primary Shares	185,705	167,423
Fidelity® VIP Asset Manager Initial Class	25,777	27,104
Fidelity® VIP Contrafund® Initial Class	944,698	2,016,260
Fidelity® VIP Equity-Income Initial Class	123,555	203,808
Fidelity® VIP Government Money Market Initial Class	272,218	87,992
Fidelity® VIP Growth Initial Class	177,514	100,620
Fidelity® VIP Mid Cap Initial Class	129,176	99,257
Fidelity® VIP Value Strategies Initial Class	248,004	294,109
NVIT Emerging Markets Class D Shares	20,273	342,907
T. Rowe Price Equity Income Service Class	48,734	95,529
T. Rowe Price International Stock	20,622	59,277
T. Rowe Price New America Growth	275,805	196,135
TA Aegon Sustainable Equity Income Initial Class	566,234	465,387
TA BlackRock Global Real Estate Securities Initial Class	364,724	275,956
TA BlackRock Government Money Market Initial Class	2,004,384	1,416,614

21

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA International Growth Initial Class	$94,837	$97,412
TA Janus Mid-Cap Growth Initial Class	112,287	186,069
TA JPMorgan Asset Allocation - Conservative Initial Class	256,074	331,542
TA JPMorgan Asset Allocation - Growth Initial Class	405,474	311,854
TA JPMorgan Asset Allocation - Moderate Initial Class	298,838	125,972
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	153,393	560,864
TA JPMorgan Enhanced Index Initial Class	395,289	837,351
TA Managed Risk - Balanced ETF Initial Class	21,525	97,908
TA Managed Risk - Growth ETF Initial Class	178,061	139,611
TA Morgan Stanley Capital Growth Initial Class	3,035	31,025
TA Multi-Managed Balanced Initial Class	515,737	897,525
TA PIMCO Total Return Initial Class	2,516,571	4,619,827
TA Small/Mid Cap Value Initial Class	248,836	443,445
TA T. Rowe Price Small Cap Initial Class	736,505	1,645,280
TA TS&W International Equity Initial Class	88,271	141,728
TA WMC US Growth Initial Class	1,149,255	2,675,344
Vanguard® Equity Index	5,165,362	10,826,941
Vanguard® International	1,930,415	7,243,909
Vanguard® Mid-Cap Index	2,265,367	4,390,289
Vanguard® Real Estate Index	1,651,367	2,261,718
Vanguard® Short-Term Investment Grade	6,715,347	7,987,265
Vanguard® Total Bond Market Index	10,000,662	10,519,059
Wanger International	320,907	857,112
Wanger USA	600,542	846,194
WFVT Discovery Class 2 Shares	-	-

22

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class B Shares	-	(3,284)	(3,284)	-	(518)	(518)
AB Large Cap Growth Class B Shares	-	(615)	(615)	35,005	(351)	34,654
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(1,513)	(1,513)	2,180	(5,032)	(2,852)
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	(1,228)	(1,228)	-	(7,815)	(7,815)
BNY Mellon VIF Growth and Income Initial Shares	1,126	(2,512)	(1,386)	-	(4,183)	(4,183)
Calvert VP EAFE International Index Class I Shares	269	(73,931)	(73,662)	20,837	(87,883)	(67,046)
Calvert VP SRI Balanced	849	(8,289)	(7,440)	1,708	(5,393)	(3,685)
Calvert VP SRI Mid Cap	255	(3,887)	(3,632)	3,004	(10,270)	(7,266)
Columbia - Mid Cap Growth Class 2 Shares	6,559	(15,123)	(8,564)	97	(802)	(705)
Columbia - Seligman Global Technology Class 2 Shares	135	(442)	(307)	89	(3,457)	(3,368)
Columbia - Small Company Growth Class 1 Shares	98,167	(116,659)	(18,492)	31,001	(40,008)	(9,007)
DFA VA Global Bond	1,995,295	(5,095,905)	(3,100,610)	2,730,285	(7,144,669)	(4,414,384)
DFA VA International Small	449,058	(1,353,448)	(904,390)	448,060	(1,583,080)	(1,135,020)
DFA VA International Value	1,339,410	(2,031,134)	(691,724)	652,971	(3,076,282)	(2,423,311)
DFA VA Short-Term Fixed	2,826,869	(6,388,112)	(3,561,243)	2,387,744	(7,717,618)	(5,329,874)
DFA VA U.S. Large Value	1,793,808	(3,451,637)	(1,657,829)	523,206	(3,375,584)	(2,852,378)
DFA VA U.S. Targeted Value	1,309,718	(2,167,800)	(858,082)	981,381	(2,657,480)	(1,676,099)
Federated Hermes Fund for U.S. Government Securities II	643,514	(442,435)	201,079	279,955	(543,998)	(264,043)
Federated Hermes Government Money II Service Shares	6,455,332	(7,099,597)	(644,265)	5,699,997	(47,295,891)	(41,595,894)
Federated Hermes High Income Bond II Primary Shares	52,411	(417,114)	(364,703)	415,531	(498,328)	(82,797)
Federated Hermes Managed Volatility II Primary Shares	46,187	(64,856)	(18,669)	331,222	(2,155,024)	(1,823,802)
Fidelity® VIP Asset Manager Initial Class	324	(581)	(257)	-	(415)	(415)
Fidelity® VIP Contrafund® Initial Class	327,492	(705,049)	(377,557)	150,221	(990,104)	(839,883)
Fidelity® VIP Equity-Income Initial Class	990	(3,790)	(2,800)	1,225	(4,357)	(3,132)
Fidelity® VIP Government Money Market Initial Class	19,879	(4,962)	14,917	2,836	(57,803)	(54,967)
Fidelity® VIP Growth Initial Class	1	(897)	(896)	11,238	(12,833)	(1,595)

23

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Fidelity® VIP Mid Cap Initial Class	40,759	(24,190)	16,569	21,148	(86,296)	(65,148)
Fidelity® VIP Value Strategies Initial Class	73,301	(116,596)	(43,295)	58,925	(49,572)	9,353
NVIT Emerging Markets Class D Shares	10	(25,097)	(25,087)	13	(30,979)	(30,966)
T. Rowe Price Equity Income Service Class	3	(1,560)	(1,557)	1,165	(5,234)	(4,069)
T. Rowe Price International Stock	-	(2,396)	(2,396)	-	(1,704)	(1,704)
T. Rowe Price New America Growth	32	(2,088)	(2,056)	437	(1,705)	(1,268)
TA Aegon Sustainable Equity Income Initial Class	161,431	(233,011)	(71,580)	82,350	(236,110)	(153,760)
TA BlackRock Global Real Estate Securities Initial Class	14,690	(62,768)	(48,078)	14,208	(204,011)	(189,803)
TA BlackRock Government Money Market Initial Class	2,035,600	(1,422,530)	613,070	3,624,185	(3,778,753)	(154,568)
TA International Growth Initial Class	34,038	(40,486)	(6,448)	3,463	(216,958)	(213,495)
TA Janus Mid-Cap Growth Initial Class	20,941	(82,465)	(61,524)	25,210	(17,548)	7,662
TA JPMorgan Asset Allocation - Conservative Initial Class	96,984	(149,853)	(52,869)	39,920	(48,525)	(8,605)
TA JPMorgan Asset Allocation - Growth Initial Class	97,904	(125,616)	(27,712)	18,766	(22,606)	(3,840)
TA JPMorgan Asset Allocation - Moderate Initial Class	90,602	(47,903)	42,699	266	(67,611)	(67,345)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	5,123	(191,997)	(186,874)	201,931	(189,504)	12,427
TA JPMorgan Enhanced Index Initial Class	38,756	(212,147)	(173,391)	68,572	(194,507)	(125,935)
TA Managed Risk - Balanced ETF Initial Class	3,021	(57,910)	(54,889)	31,000	(9,319)	21,681
TA Managed Risk - Growth ETF Initial Class	94,390	(79,214)	15,176	934	(5,528)	(4,594)
TA Morgan Stanley Capital Growth Initial Class	-	(8,406)	(8,406)	-	-	-
TA Multi-Managed Balanced Initial Class	184,890	(385,688)	(200,798)	30,298	(158,469)	(128,171)
TA PIMCO Total Return Initial Class	857,128	(2,303,049)	(1,445,921)	1,098,572	(2,318,025)	(1,219,453)
TA Small/Mid Cap Value Initial Class	34,006	(136,178)	(102,172)	24,442	(128,555)	(104,113)
TA T. Rowe Price Small Cap Initial Class	119,267	(469,002)	(349,735)	516,969	(1,038,258)	(521,289)
TA TS&W International Equity Initial Class	30,836	(51,579)	(20,743)	33,144	(31,138)	2,006
TA WMC US Growth Initial Class	70,155	(594,712)	(524,557)	110,462	(577,864)	(467,402)
Vanguard® Equity Index	950,464	(2,871,654)	(1,921,190)	5,755,127	(8,294,631)	(2,539,504)
Vanguard® International	607,316	(3,477,129)	(2,869,813)	6,184,906	(7,357,007)	(1,172,101)

24

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Vanguard® Mid-Cap Index	288,033	(1,001,235)	(713,202)	135,428	(1,072,197)	(936,769)

Vanguard® Real Estate Index	282,195	(559,013)	(276,818)	170,409	(1,117,242)	(946,833)

Vanguard® Short-Term Investment Grade	3,636,808	(4,932,835)	(1,296,027)	1,608,259	(3,976,198)	(2,367,939)

Vanguard® Total Bond Market Index	4,769,067	(5,528,322)	(759,255)	9,334,682	(20,442,928)	(11,108,246)

Wanger International	44,404	(218,433)	(174,029)	86,419	(198,740)	(112,321)

Wanger USA	50,571	(140,767)	(90,196)	25,689	(114,124)	(88,435)

WFVT Discovery Class 2 Shares	-	-	-	-	-	-

25

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Global Thematic Growth Class B Shares	$-	$(6,223)	$(6,223)	$-	$(666)	$(666)
AB Large Cap Growth Class B Shares	-	(2,152)	(2,152)	101,463	(1,021)	100,442
BNY Mellon Sustainable U.S. Equity Initial Shares	32	(75,129)	(75,097)	122,677	(261,082)	(138,405)
BNY Mellon Sustainable U.S. Equity Service Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Service Shares	-	(3,509)	(3,509)	-	(18,478)	(18,478)
BNY Mellon VIF Growth and Income Initial Shares	79,041	(179,206)	(100,165)	33	(231,944)	(231,911)
Calvert VP EAFE International Index Class I Shares	368	(90,234)	(89,866)	28,653	(114,257)	(85,604)
Calvert VP SRI Balanced	33,473	(352,735)	(319,262)	79,240	(212,927)	(133,687)
Calvert VP SRI Mid Cap	13,794	(206,869)	(193,075)	197,998	(609,765)	(411,767)
Columbia - Mid Cap Growth Class 2 Shares	13,036	(36,804)	(23,768)	179	(1,427)	(1,248)
Columbia - Seligman Global Technology Class 2 Shares	569	(1,800)	(1,231)	296	(11,755)	(11,459)
Columbia - Small Company Growth Class 1 Shares	529,687	(705,231)	(175,544)	191,161	(246,538)	(55,377)
DFA VA Global Bond	3,607,391	(8,478,119)	(4,870,728)	4,635,456	(11,739,555)	(7,104,099)
DFA VA International Small	1,320,865	(5,009,139)	(3,688,274)	1,433,476	(5,744,805)	(4,311,329)
DFA VA International Value	2,413,483	(4,517,014)	(2,103,531)	1,511,528	(7,617,979)	(6,106,451)
DFA VA Short-Term Fixed	3,877,097	(8,286,748)	(4,409,651)	3,529,667	(9,592,967)	(6,063,300)
DFA VA U.S. Large Value	4,594,157	(11,580,730)	(6,986,573)	1,813,999	(11,613,010)	(9,799,011)
DFA VA U.S. Targeted Value	3,046,344	(7,374,820)	(4,328,476)	3,202,918	(9,659,947)	(6,457,029)
Federated Hermes Fund for U.S. Government Securities II	1,122,495	(841,069)	281,426	467,191	(965,890)	(498,699)
Federated Hermes Government Money II Service Shares	7,413,359	(8,243,098)	(829,739)	6,294,577	(52,290,114)	(45,995,537)
Federated Hermes High Income Bond II Primary Shares	176,965	(1,249,151)	(1,072,186)	1,094,611	(1,439,956)	(345,345)
Federated Hermes Managed Volatility II Primary Shares	116,784	(143,967)	(27,183)	603,029	(4,662,279)	(4,059,250)
Fidelity® VIP Asset Manager Initial Class	11,604	(20,441)	(8,837)	-	(14,449)	(14,449)
Fidelity® VIP Contrafund® Initial Class	892,909	(1,963,946)	(1,071,037)	365,697	(2,469,941)	(2,104,244)
Fidelity® VIP Equity-Income Initial Class	50,686	(188,948)	(138,262)	69,131	(220,092)	(150,961)
Fidelity® VIP Government Money Market Initial Class	268,799	(73,820)	194,979	42,621	(771,089)	(728,468)
Fidelity® VIP Growth Initial Class	122	(75,648)	(75,526)	758,571	(880,727)	(122,156)

26

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Fidelity® VIP Mid Cap Initial Class	$120,783	$(91,164)	$29,619	$78,644	$(315,306)	$(236,662)
Fidelity® VIP Value Strategies Initial Class	175,253	(286,120)	(110,867)	148,766	(127,122)	21,644
NVIT Emerging Markets Class D Shares	107	(334,637)	(334,530)	151	(385,582)	(385,431)
T. Rowe Price Equity Income Service Class	226	(81,808)	(81,582)	79,941	(319,397)	(239,456)
T. Rowe Price International Stock	-	(53,690)	(53,690)	-	(38,095)	(38,095)
T. Rowe Price New America Growth	2,918	(175,588)	(172,670)	36,258	(131,339)	(95,081)
TA Aegon Sustainable Equity Income Initial Class	269,992	(447,416)	(177,424)	178,765	(522,961)	(344,196)
TA BlackRock Global Real Estate Securities Initial Class	49,355	(265,959)	(216,604)	44,698	(727,554)	(682,856)
TA BlackRock Government Money Market Initial Class	1,998,328	(1,395,409)	602,919	3,559,148	(3,711,911)	(152,763)
TA International Growth Initial Class	84,038	(93,559)	(9,521)	7,412	(470,833)	(463,421)
TA Janus Mid-Cap Growth Initial Class	53,526	(180,250)	(126,724)	62,727	(45,039)	17,688
TA JPMorgan Asset Allocation - Conservative Initial Class	192,494	(322,938)	(130,444)	79,657	(96,389)	(16,732)
TA JPMorgan Asset Allocation - Growth Initial Class	189,843	(295,657)	(105,814)	43,227	(54,197)	(10,970)
TA JPMorgan Asset Allocation - Moderate Initial Class	219,222	(111,681)	107,541	589	(143,094)	(142,505)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,090	(548,228)	(534,138)	454,226	(431,533)	22,693
TA JPMorgan Enhanced Index Initial Class	124,307	(816,788)	(692,481)	181,733	(749,063)	(567,330)
TA Managed Risk - Balanced ETF Initial Class	5,229	(95,531)	(90,302)	47,729	(14,158)	33,571
TA Managed Risk - Growth ETF Initial Class	167,461	(138,005)	29,456	1,505	(8,845)	(7,340)
TA Morgan Stanley Capital Growth Initial Class	-	(29,870)	(29,870)	-	(1)	(1)
TA Multi-Managed Balanced Initial Class	411,062	(881,779)	(470,717)	60,469	(336,338)	(275,869)
TA PIMCO Total Return Initial Class	1,702,954	(4,510,696)	(2,807,742)	2,067,208	(4,338,210)	(2,271,002)
TA Small/Mid Cap Value Initial Class	134,130	(427,716)	(293,586)	133,908	(614,322)	(480,414)
TA T. Rowe Price Small Cap Initial Class	380,221	(1,609,475)	(1,229,254)	1,685,136	(3,365,427)	(1,680,291)
TA TS&W International Equity Initial Class	66,559	(136,498)	(69,939)	72,365	(76,753)	(4,388)
TA WMC US Growth Initial Class	295,656	(2,604,159)	(2,308,503)	364,844	(1,975,710)	(1,610,866)
Vanguard® Equity Index	3,222,930	(10,536,231)	(7,313,301)	18,603,872	(27,359,036)	(8,755,164)

27

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Vanguard® International	$1,223,456	$(7,130,050)	$(5,906,594)	$9,949,578	$(11,982,812)	$(2,033,234)
Vanguard® Mid-Cap Index	1,012,266	(4,291,631)	(3,279,365)	527,389	(4,089,080)	(3,561,691)
Vanguard® Real Estate Index	1,009,284	(2,197,062)	(1,187,778)	716,983	(4,542,035)	(3,825,052)
Vanguard® Short-Term Investment Grade	5,813,704	(7,835,151)	(2,021,447)	2,483,205	(6,068,001)	(3,584,796)
Vanguard® Total Bond Market Index	8,987,222	(10,354,244)	(1,367,022)	16,044,600	(35,799,264)	(19,754,664)
Wanger International	142,265	(827,995)	(685,730)	303,226	(765,582)	(462,356)
Wanger USA	180,569	(819,210)	(638,641)	118,908	(663,442)	(544,534)
WFVT Discovery Class 2 Shares	-	-	-	-	-	-

28

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Global Thematic Growth Class B Shares
12/31/2020	10,299	$3.28	to	$19.87	$22,098	0.49%	0.55%	to	2.70%	38.32%	to	35.43%
12/31/2019	13,583	2.37	to	14.67	21,429	0.16	0.55	to	2.70	29.07	to	26.37
12/31/2018	14,101	1.84	to	11.61	17,251	-	0.55	to	2.70	(10.48)	to	(12.36)
12/31/2017	18,993	2.05	to	13.25	26,345	0.28	0.55	to	2.70	35.55	to	32.73
12/31/2016	19,587	1.51	to	0.92	20,065	-	0.55	to	1.60	(1.42)	to	(2.43)

AB Large Cap Growth Class B Shares
12/31/2020	54,616	5.71	to	21.65	237,815	-	0.55	to	2.70	34.41	to	31.60
12/31/2019	55,231	4.25	to	16.45	179,112	-	0.55	to	2.70	33.63	to	30.83
12/31/2018	20,577	3.18	to	12.58	50,440	-	0.55	to	2.70	1.76	to	(0.38)
12/31/2017	20,580	3.13	to	12.62	49,608	-	0.55	to	2.70	30.95	to	28.22
12/31/2016	20,582	2.39	to	1.59	37,913	-	0.55	to	1.60	1.80	to	0.75

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2020	40,949	75.07	to	60.95	2,853,761	1.09	0.80	to	1.40	23.16	to	22.43
12/31/2019	42,462	60.95	to	49.79	2,399,073	1.46	0.80	to	1.40	33.29	to	32.50
12/31/2018	45,314	45.73	to	37.57	1,918,269	1.77	0.80	to	1.40	(5.16)	to	(5.73)
12/31/2017	48,161	48.22	to	39.86	2,153,020	1.13	0.80	to	1.40	14.42	to	13.75
12/31/2016	49,167	42.14	to	35.04	1,921,722	1.28	0.80	to	1.40	9.50	to	8.85

BNY Mellon Sustainable U.S. Equity Service Shares
12/31/2020	-	3.85	to	16.17	-	0.99	0.55	to	2.70	23.18	to	20.60
12/31/2019	-	3.13	to	13.40	-	1.17	0.55	to	2.70	33.28	to	30.49
12/31/2018	-	2.35	to	10.27	-	1.85	0.55	to	2.70	(5.16)	to	(7.16)
12/31/2017	121,720	2.47	to	11.07	264,626	0.92	0.55	to	2.70	14.41	to	12.02
12/31/2016	121,727	2.16	to	1.47	231,369	1.01	0.55	to	1.60	9.48	to	8.35

BNY Mellon VIF Appreciation Service Shares
12/31/2020	14,490	3.88	to	17.61	50,801	0.55	0.55	to	2.70	22.71	to	20.14
12/31/2019	15,718	3.16	to	14.66	44,723	0.92	0.55	to	2.70	35.04	to	32.21
12/31/2018	23,533	2.34	to	11.09	48,099	1.01	0.55	to	2.70	(7.61)	to	(9.56)
12/31/2017	35,027	2.53	to	12.26	81,456	1.09	0.55	to	2.70	26.32	to	23.68
12/31/2016	38,116	2.00	to	1.65	70,624	1.39	0.55	to	1.60	7.05	to	5.94

BNY Mellon VIF Growth and Income Initial Shares
12/31/2020	17,266	88.98	to	73.93	1,311,918	0.77	0.80	to	1.40	23.64	to	22.91
12/31/2019	18,652	71.97	to	60.15	1,162,656	1.09	0.80	to	1.40	28.10	to	27.34
12/31/2018	22,835	56.18	to	47.24	1,109,737	0.80	0.80	to	1.40	(5.45)	to	(6.01)
12/31/2017	23,818	59.42	to	50.26	1,229,123	0.74	0.80	to	1.40	18.76	to	18.06
12/31/2016	26,278	50.03	to	42.57	1,147,086	1.23	0.80	to	1.40	9.16	to	8.52

Calvert VP EAFE International Index Class I Shares
12/31/2020	941,692	1.59	to	1.49	1,453,317	3.36	0.80	to	1.40	6.92	to	6.28
12/31/2019	1,015,354	1.49	to	1.40	1,467,088	2.53	0.80	to	1.40	20.30	to	19.59
12/31/2018	1,082,400	1.24	to	1.17	1,300,853	3.18	0.80	to	1.40	(14.27)	to	(14.78)
12/31/2017	1,172,536	1.44	to	1.38	1,647,086	2.47	0.80	to	1.40	23.77	to	23.04
12/31/2016	1,287,986	1.16	to	1.12	1,467,078	2.92	0.80	to	1.40	(0.34)	to	(0.93)

Calvert VP SRI Balanced
12/31/2020	62,808	56.85	to	48.18	3,181,454	1.51	0.80	to	1.40	14.34	to	13.67
12/31/2019	70,248	49.72	to	42.38	3,113,543	1.53	0.80	to	1.40	23.42	to	22.69
12/31/2018	73,933	40.29	to	34.55	2,653,513	1.80	0.80	to	1.40	(3.45)	to	(4.02)
12/31/2017	74,706	41.72	to	35.99	2,794,051	1.99	0.80	to	1.40	11.11	to	10.46
12/31/2016	79,135	37.55	to	32.59	2,671,779	1.86	0.80	to	1.40	7.00	to	6.37

29

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Calvert VP SRI Mid Cap
12/31/2020	76,169	$78.53	to	$66.59	$5,584,530	0.44%	0.80%	to	1.40%	11.36%	to	10.70%
12/31/2019	79,801	70.52	to	60.15	5,248,573	0.43	0.80	to	1.40	30.32	to	29.55
12/31/2018	87,067	54.11	to	46.43	4,382,954	0.53	0.80	to	1.40	(5.19)	to	(5.76)
12/31/2017	90,823	57.08	to	49.27	4,831,967	0.68	0.80	to	1.40	10.77	to	10.12
12/31/2016	98,464	51.53	to	44.74	4,733,798	-	0.80	to	1.40	6.39	to	5.76

Columbia - Mid Cap Growth Class 2 Shares
12/31/2020	84,175	2.83	to	18.78	236,222	-	0.55	to	2.70	34.34	to	31.53
12/31/2019	92,739	2.11	to	14.28	193,919	-	0.55	to	2.70	34.09	to	31.29
12/31/2018	93,444	1.57	to	10.88	145,840	-	0.55	to	2.70	(5.50)	to	(7.49)
12/31/2017	98,992	1.66	to	11.76	163,724	-	0.55	to	2.70	22.01	to	19.46
12/31/2016	100,326	1.36	to	1.31	136,379	-	0.55	to	1.60	1.47	to	0.42

Columbia - Seligman Global Technology Class 2 Shares
12/31/2020	48,530	9.12	to	24.67	332,576	-	0.55	to	2.70	45.00	to	41.97
12/31/2019	48,837	6.29	to	17.38	231,303	-	0.55	to	2.70	54.12	to	50.90
12/31/2018	52,205	4.08	to	11.52	159,866	-	0.55	to	2.70	(8.95)	to	(10.87)
12/31/2017	52,300	4.48	to	12.92	176,549	-	0.55	to	2.70	34.18	to	31.39
12/31/2016	59,186	3.34	to	2.31	154,501	-	0.55	to	1.60	18.36	to	17.15

Columbia - Small Company Growth Class 1 Shares
12/31/2020	327,396	6.25	to	27.23	2,659,427	-	0.55	to	2.70	70.19	to	66.63
12/31/2019	345,888	3.67	to	16.34	1,645,574	-	0.55	to	2.70	39.93	to	37.00
12/31/2018	354,895	2.62	to	11.93	1,214,801	-	0.55	to	2.70	(2.29)	to	(4.35)
12/31/2017	524,574	2.69	to	12.47	1,747,851	-	0.55	to	2.70	28.54	to	25.86
12/31/2016	540,466	2.09	to	1.91	1,616,326	-	0.55	to	1.60	12.13	to	10.97

DFA VA Global Bond
12/31/2020	29,138,046	1.54	to	10.24	50,955,010	0.03	0.55	to	1.85	0.90	to	(0.38)
12/31/2019	32,238,656	1.53	to	10.28	55,404,885	2.39	0.55	to	1.85	3.61	to	2.29
12/31/2018	36,653,040	1.47	to	10.05	60,434,275	4.24	0.55	to	1.85	1.19	to	(0.11)
12/31/2017	44,419,207	1.46	to	10.06	72,488,911	1.67	0.55	to	1.85	1.55	to	0.26
12/31/2016	48,132,557	1.43	to	1.25	77,125,927	1.63	0.55	to	1.45	1.17	to	0.28

DFA VA International Small
12/31/2020	7,216,991	3.39	to	13.28	31,676,510	2.09	0.55	to	1.85	8.82	to	7.43
12/31/2019	8,121,381	3.12	to	12.36	32,934,967	2.65	0.55	to	1.85	23.22	to	21.65
12/31/2018	9,256,401	2.53	to	10.16	30,637,974	1.50	0.55	to	1.85	(20.21)	to	(21.24)
12/31/2017	11,230,241	3.17	to	12.90	46,613,429	2.39	0.55	to	1.85	29.24	to	27.60
12/31/2016	13,572,199	2.45	to	1.83	43,477,023	2.32	0.55	to	1.45	5.65	to	4.72

DFA VA International Value
12/31/2020	12,904,472	2.09	to	1.21	33,746,520	2.47	0.55	to	1.85	(2.30)	to	(3.55)
12/31/2019	13,596,196	2.14	to	1.25	36,569,767	3.38	0.55	to	1.85	15.23	to	13.75
12/31/2018	16,019,507	1.86	to	1.10	37,377,736	2.39	0.55	to	1.85	(17.54)	to	(18.60)
12/31/2017	19,602,589	2.25	to	1.35	54,871,551	2.66	0.55	to	1.85	25.12	to	23.53
12/31/2016	23,918,593	1.80	to	1.36	53,239,610	3.14	0.55	to	1.45	8.51	to	7.55

DFA VA Short-Term Fixed
12/31/2020	31,697,923	1.20	to	0.91	43,002,159	0.58	0.55	to	1.85	0.05	to	(1.23)
12/31/2019	35,259,166	1.20	to	0.92	47,426,386	2.16	0.55	to	1.85	1.95	to	0.66
12/31/2018	40,589,040	1.18	to	0.92	52,569,214	1.55	0.55	to	1.85	1.22	to	(0.08)
12/31/2017	42,364,457	1.16	to	0.92	54,367,171	0.97	0.55	to	1.85	0.29	to	(0.99)
12/31/2016	45,863,154	1.16	to	1.04	58,469,636	0.67	0.55	to	1.45	0.24	to	(0.65)

DFA VA U.S. Large Value
12/31/2020	19,467,224	3.39	to	2.42	73,045,236	2.24	0.55	to	1.85	(1.92)	to	(3.17)
12/31/2019	21,125,053	3.46	to	2.50	81,185,768	2.09	0.55	to	1.85	25.10	to	23.50
12/31/2018	23,977,431	2.76	to	2.02	73,532,061	1.97	0.55	to	1.85	(12.60)	to	(13.72)
12/31/2017	30,002,727	3.16	to	2.34	104,899,445	1.76	0.55	to	1.85	18.43	to	16.92
12/31/2016	35,430,118	2.67	to	2.14	104,214,895	1.98	0.55	to	1.45	18.23	to	17.18

30

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

DFA VA U.S. Targeted Value
12/31/2020	11,300,609	$3.01	to	$2.27	$44,929,524	1.80%	0.55%	to	1.85%	3.41%	to	2.09%
12/31/2019	12,158,691	2.91	to	2.22	47,511,991	1.41	0.55	to	1.85	21.89	to	20.33
12/31/2018	13,834,790	2.39	to	1.85	44,719,214	0.90	0.55	to	1.85	(16.33)	to	(17.41)
12/31/2017	17,643,010	2.85	to	2.23	66,968,039	0.99	0.55	to	1.85	9.17	to	7.78
12/31/2016	21,375,431	2.61	to	2.18	73,942,820	1.08	0.55	to	1.45	26.79	to	25.67

Federated Hermes Fund for U.S. Government Securities II
12/31/2020	1,539,179	1.60	to	10.30	3,335,910	2.20	0.55	to	2.70	4.64	to	2.45
12/31/2019	1,338,100	1.53	to	10.06	2,917,100	2.44	0.55	to	2.70	5.32	to	3.11
12/31/2018	1,602,143	1.45	to	9.75	3,260,425	2.46	0.55	to	2.70	(0.10)	to	(2.20)
12/31/2017	3,099,394	1.46	to	9.97	5,697,910	2.79	0.55	to	2.70	1.37	to	(0.75)
12/31/2016	3,667,565	1.44	to	1.39	6,621,156	2.60	0.55	to	1.60	1.05	to	0.01

Federated Hermes Government Money II Service Shares
12/31/2020	5,268,350	1.10	to	9.29	6,499,923	0.19	0.55	to	2.70	(0.35)	to	(2.43)
12/31/2019	5,912,615	1.10	to	9.52	7,367,495	1.80	0.55	to	2.70	1.09	to	(1.03)
12/31/2018	47,508,509	1.09	to	9.62	53,123,002	1.36	0.55	to	2.70	0.69	to	(1.43)
12/31/2017	8,795,245	1.09	to	9.76	10,703,531	0.31	0.55	to	2.70	(0.23)	to	(2.32)
12/31/2016	10,697,484	1.09	to	0.95	13,241,273	-	0.55	to	1.60	(0.54)	to	(1.57)

Federated Hermes High Income Bond II Primary Shares
12/31/2020	1,178,424	2.80	to	11.29	4,610,539	6.03	0.55	to	2.70	5.01	to	2.81
12/31/2019	1,543,127	2.67	to	10.98	5,495,361	6.13	0.55	to	2.70	13.92	to	11.53
12/31/2018	1,625,924	2.34	to	9.84	5,160,161	7.87	0.55	to	2.70	(3.82)	to	(5.84)
12/31/2017	2,091,483	2.43	to	10.45	6,612,675	6.48	0.55	to	2.70	6.36	to	4.14
12/31/2016	2,345,256	2.29	to	2.41	6,897,234	6.41	0.55	to	1.60	14.19	to	13.02

Federated Hermes Managed Volatility II Primary Shares
12/31/2020	1,081,706	2.90	to	11.71	2,904,976	2.57	0.55	to	2.70	0.38	to	(1.72)
12/31/2019	1,100,375	2.89	to	11.91	2,935,662	3.14	0.55	to	2.70	19.57	to	17.07
12/31/2018	2,924,177	2.41	to	10.18	6,142,110	2.71	0.55	to	2.70	(9.00)	to	(10.91)
12/31/2017	2,646,116	2.65	to	11.42	5,984,361	2.82	0.55	to	2.70	17.47	to	15.02
12/31/2016	1,209,685	2.26	to	1.58	2,448,271	4.31	0.55	to	1.60	7.10	to	6.00

Fidelity® VIP Asset Manager Initial Class
12/31/2020	13,666	47.51	to	39.86	551,767	1.52	0.80	to	1.40	13.96	to	13.28
12/31/2019	13,923	41.69	to	35.19	496,538	1.79	0.80	to	1.40	17.31	to	16.62
12/31/2018	14,338	35.54	to	30.17	438,642	1.70	0.80	to	1.40	(6.11)	to	(6.66)
12/31/2017	20,292	37.85	to	32.33	662,691	2.03	0.80	to	1.40	13.20	to	12.53
12/31/2016	22,314	33.44	to	28.73	646,740	1.45	0.80	to	1.40	2.26	to	1.65

Fidelity® VIP Contrafund® Initial Class
12/31/2020	2,201,598	3.67	to	17.40	7,804,092	0.25	0.55	to	2.70	29.85	to	27.14
12/31/2019	2,579,155	2.83	to	13.69	7,055,159	0.42	0.55	to	2.70	30.86	to	28.12
12/31/2018	3,419,038	2.16	to	10.68	7,166,548	0.68	0.55	to	2.70	(6.89)	to	(8.85)
12/31/2017	4,108,979	2.32	to	11.72	9,281,986	0.95	0.55	to	2.70	21.21	to	18.68
12/31/2016	5,125,361	1.91	to	1.71	9,587,803	0.78	0.55	to	1.60	7.42	to	6.31

Fidelity® VIP Equity-Income Initial Class
12/31/2020	20,412	68.29	to	57.55	1,189,061	1.76	0.80	to	1.40	5.85	to	5.22
12/31/2019	23,212	64.52	to	54.69	1,283,642	1.91	0.80	to	1.40	26.43	to	25.68
12/31/2018	26,344	51.03	to	43.51	1,148,904	2.29	0.80	to	1.40	(9.02)	to	(9.57)
12/31/2017	32,098	56.09	to	48.12	1,547,342	1.70	0.80	to	1.40	12.00	to	11.34
12/31/2016	34,055	50.08	to	43.22	1,474,947	2.33	0.80	to	1.40	17.08	to	16.39

Fidelity® VIP Government Money Market Initial Class
12/31/2020	89,574	15.45	to	13.23	1,245,806	0.29	0.80	to	1.40	(0.48)	to	(1.07)
12/31/2019	74,657	15.53	to	13.37	1,061,582	2.02	0.80	to	1.40	1.21	to	0.61
12/31/2018	129,624	15.34	to	13.29	1,780,137	1.64	0.80	to	1.40	0.84	to	0.24
12/31/2017	83,249	15.21	to	13.26	1,165,982	0.67	0.80	to	1.40	(0.12)	to	(0.71)
12/31/2016	83,900	15.23	to	13.35	1,177,592	0.19	0.80	to	1.40	(0.59)	to	(1.18)

31

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Growth Initial Class
12/31/2020	20,805	$133.08	to	$108.55	$2,297,609	0.07%	0.80%	to	1.40%	42.75%	to	41.91%
12/31/2019	21,701	93.23	to	76.49	1,687,443	0.25	0.80	to	1.40	33.25	to	32.46
12/31/2018	23,296	69.96	to	57.75	1,360,345	0.24	0.80	to	1.40	(0.97)	to	(1.55)
12/31/2017	28,873	70.65	to	58.66	1,708,635	0.22	0.80	to	1.40	34.06	to	33.27
12/31/2016	32,238	52.70	to	44.01	1,429,857	0.04	0.80	to	1.40	0.00	to	(0.59)

Fidelity® VIP Mid Cap Initial Class
12/31/2020	371,942	4.68	to	13.37	1,714,558	0.66	0.55	to	2.70	17.54	to	15.08
12/31/2019	355,373	3.98	to	11.61	1,393,530	0.84	0.55	to	2.70	22.77	to	20.20
12/31/2018	420,521	3.24	to	9.66	1,344,943	0.61	0.55	to	2.70	(15.01)	to	(16.80)
12/31/2017	548,356	3.81	to	11.61	2,069,417	0.69	0.55	to	2.70	20.15	to	17.64
12/31/2016	591,650	3.17	to	2.78	1,860,819	0.50	0.55	to	1.60	11.62	to	10.47

Fidelity® VIP Value Strategies Initial Class
12/31/2020	404,479	3.14	to	12.77	1,230,215	1.32	0.55	to	2.70	7.67	to	5.41
12/31/2019	447,774	2.92	to	12.12	1,258,986	1.71	0.55	to	2.70	33.79	to	30.99
12/31/2018	438,421	2.18	to	9.25	928,256	0.98	0.55	to	2.70	(17.77)	to	(19.51)
12/31/2017	532,981	2.65	to	11.49	1,367,724	1.77	0.55	to	2.70	18.71	to	16.23
12/31/2016	378,812	2.23	to	1.96	812,891	0.95	0.55	to	1.60	9.02	to	7.90

NVIT Emerging Markets Class D Shares
12/31/2020	91,504	15.48	to	14.59	1,409,216	1.59	0.55	to	2.70	12.30	to	9.95
12/31/2019	116,591	13.78	to	13.27	1,601,189	1.99	0.55	to	2.70	21.91	to	19.36
12/31/2018	147,557	11.30	to	11.12	1,663,228	0.33	0.55	to	2.70	(18.16)	to	(19.89)
12/31/2017	189,209	13.81	to	13.87	2,609,244	0.89	0.55	to	2.70	40.32	to	37.40
12/31/2016(1)	266,991	9.84	to	9.80	2,626,945	0.83	0.55	to	1.60	-	to	-

T. Rowe Price Equity Income Service Class
12/31/2020	17,258	78.07	to	65.52	1,146,068	2.34	0.80	to	1.40	0.38	to	(0.21)
12/31/2019	18,815	77.77	to	65.66	1,251,363	2.31	0.80	to	1.40	25.40	to	24.65
12/31/2018	22,884	62.02	to	52.68	1,207,860	2.02	0.80	to	1.40	(10.22)	to	(10.76)
12/31/2017	23,229	69.08	to	59.03	1,373,915	1.75	0.80	to	1.40	15.10	to	14.42
12/31/2016	24,183	60.02	to	51.59	1,247,486	2.37	0.80	to	1.40	18.23	to	17.53

T. Rowe Price International Stock
12/31/2020	16,566	32.66	to	27.54	457,169	0.58	0.80	to	1.40	13.54	to	12.87
12/31/2019	18,962	28.77	to	24.40	463,461	2.33	0.80	to	1.40	26.76	to	26.01
12/31/2018	20,666	22.70	to	19.36	400,777	1.34	0.80	to	1.40	(14.89)	to	(15.40)
12/31/2017	21,135	26.67	to	22.88	484,420	1.08	0.80	to	1.40	26.87	to	26.12
12/31/2016	23,507	21.02	to	18.14	428,038	1.05	0.80	to	1.40	1.32	to	0.72

T. Rowe Price New America Growth
12/31/2020	15,118	137.86	to	120.20	1,827,031	-	0.80	to	1.40	43.23	to	42.38
12/31/2019	17,174	96.25	to	84.42	1,459,877	0.41	0.80	to	1.40	33.86	to	33.07
12/31/2018	18,442	71.90	to	63.44	1,173,761	0.16	0.80	to	1.40	0.35	to	(0.25)
12/31/2017	18,688	71.65	to	63.60	1,192,107	0.09	0.80	to	1.40	33.36	to	32.58
12/31/2016	25,493	53.73	to	47.97	1,225,456	0.04	0.80	to	1.40	0.51	to	(0.09)

TA Aegon Sustainable Equity Income Initial Class
12/31/2020	948,301	2.29	to	10.53	2,073,723	2.97	0.55	to	2.70	(7.86)	to	(9.79)
12/31/2019	1,019,881	2.49	to	11.67	2,438,100	2.49	0.55	to	2.70	23.23	to	20.65
12/31/2018	1,173,641	2.02	to	9.67	2,276,930	2.10	0.55	to	2.70	(11.99)	to	(13.84)
12/31/2017	1,472,575	2.29	to	11.23	3,258,984	2.31	0.55	to	2.70	15.79	to	13.38
12/31/2016	1,794,605	1.98	to	1.84	3,454,666	2.03	0.55	to	1.60	14.29	to	13.11

TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	415,863	2.91	to	11.39	1,646,506	12.37	0.55	to	2.70	(0.86)	to	(2.94)
12/31/2019	463,941	2.93	to	11.73	1,919,460	0.82	0.55	to	2.70	24.51	to	21.90
12/31/2018	653,744	2.36	to	9.62	2,130,374	8.87	0.55	to	2.70	(10.58)	to	(12.47)
12/31/2017	800,705	2.64	to	10.99	2,871,046	3.33	0.55	to	2.70	10.71	to	8.40
12/31/2016	1,046,726	2.38	to	2.83	3,308,208	1.76	0.55	to	1.60	0.08	to	(0.96)

32

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2020	3,204,719	$0.98	to	$0.94	$3,135,245	0.27%	0.80%	to	1.40%	(0.50	) %	to	(1.10	) %
12/31/2019	2,591,649	0.99	to	0.95	2,547,526	1.95	0.80	to	1.40	1.16		to	0.57
12/31/2018	2,746,217	0.98	to	0.95	2,669,355	1.82	0.80	to	1.40	0.99		to	0.39
12/31/2017	2,016,978	0.97	to	0.94	1,939,882	0.01	0.80	to	1.40	(0.78)		to	(1.37)
12/31/2016	2,257,264	0.97	to	0.96	2,190,983	0.01	0.80	to	1.40	(0.78)		to	(1.37)

TA International Growth Initial Class
12/31/2020	217,413	2.95	to	14.59	612,750	2.17	0.55	to	2.70	20.24		to	17.72
12/31/2019	223,861	2.45	to	12.40	525,553	1.38	0.55	to	2.70	26.98		to	24.33
12/31/2018	437,356	1.93	to	9.97	823,016	1.22	0.55	to	2.70	(18.16)		to	(19.88)
12/31/2017	481,013	2.36	to	12.45	1,111,854	1.31	0.55	to	2.70	26.55		to	23.91
12/31/2016	863,575	1.86	to	1.61	1,589,256	1.52	0.55	to	1.60	(0.47)		to	(1.49)

TA Janus Mid-Cap Growth Initial Class
12/31/2020	237,873	4.52	to	18.38	799,233	0.22	0.55	to	2.70	18.55		to	16.07
12/31/2019	299,397	3.81	to	15.83	832,121	0.07	0.55	to	2.70	35.96		to	33.12
12/31/2018	291,735	2.80	to	11.89	600,391	0.05	0.55	to	2.70	(1.76)		to	(3.83)
12/31/2017	307,564	2.85	to	12.37	657,492	0.10	0.55	to	2.70	28.30		to	25.63
12/31/2016	338,283	2.22	to	1.39	559,468	-	0.55	to	1.60	(2.58)		to	(3.58)

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	498,044	2.26	to	12.37	1,165,906	2.59	0.55	to	2.70	10.86		to	8.54
12/31/2019	550,913	2.04	to	11.39	1,169,242	2.62	0.55	to	2.70	13.28		to	10.91
12/31/2018	559,518	1.80	to	10.27	1,046,892	1.87	0.55	to	2.70	(4.51)		to	(6.52)
12/31/2017	584,963	1.89	to	10.99	1,142,334	2.13	0.55	to	2.70	12.19		to	9.85
12/31/2016	691,184	1.68	to	1.61	1,207,953	2.06	0.55	to	1.60	4.05		to	2.98

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	821,743	3.27	to	15.70	2,762,772	1.69	0.55	to	2.70	24.06		to	21.46
12/31/2019	849,455	2.64	to	12.93	2,306,445	1.74	0.55	to	2.70	25.36		to	22.74
12/31/2018	853,295	2.10	to	10.53	1,852,867	2.00	0.55	to	2.70	(10.89)		to	(12.76)
12/31/2017	1,282,452	2.36	to	12.08	3,135,134	2.10	0.55	to	2.70	23.95		to	21.37
12/31/2016	497,414	1.90	to	1.75	963,197	2.04	0.55	to	1.60	5.50		to	4.41

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2020	740,130	2.56	to	12.99	1,904,965	2.14	0.55	to	2.70	11.99		to	9.64
12/31/2019	697,431	2.29	to	11.85	1,613,674	2.18	0.55	to	2.70	15.78		to	13.36
12/31/2018	764,776	1.98	to	10.45	1,532,735	1.73	0.55	to	2.70	(5.65)		to	(7.64)
12/31/2017	1,026,549	2.10	to	11.31	2,186,787	1.92	0.55	to	2.70	15.83		to	13.41
12/31/2016	1,148,449	1.81	to	1.71	2,123,888	2.27	0.55	to	1.60	4.99		to	3.91

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2020	601,163	2.84	to	13.76	1,753,210	2.08	0.55	to	2.70	14.44		to	12.04
12/31/2019	788,037	2.48	to	12.28	2,024,821	2.21	0.55	to	2.70	19.35		to	16.86
12/31/2018	775,610	2.08	to	10.51	1,670,006	1.89	0.55	to	2.70	(7.58)		to	(9.53)
12/31/2017	831,816	2.25	to	11.62	1,930,184	1.68	0.55	to	2.70	19.12		to	16.63
12/31/2016	876,398	1.89	to	1.76	1,712,761	1.93	0.55	to	1.60	5.96		to	4.87

TA JPMorgan Enhanced Index Initial Class
12/31/2020	408,430	4.15	to	15.92	3,089,087	1.39	0.55	to	2.70	19.51		to	17.01
12/31/2019	581,821	3.47	to	13.60	3,235,558	1.16	0.55	to	2.70	30.32		to	27.59
12/31/2018	707,756	2.66	to	10.66	2,958,421	1.06	0.55	to	2.70	(6.53)		to	(8.50)
12/31/2017	977,516	2.85	to	11.65	4,727,827	0.56	0.55	to	2.70	20.49		to	17.98
12/31/2016	1,108,420	2.36	to	1.84	4,604,195	0.40	0.55	to	1.60	10.74		to	9.60

TA Managed Risk - Balanced ETF Initial Class
12/31/2020	222,017	1.75	to	11.84	386,948	2.46	0.55	to	2.70	3.91		to	1.74
12/31/2019	276,906	1.68	to	11.63	464,598	2.24	0.55	to	2.70	15.29		to	12.87
12/31/2018	255,225	1.46	to	10.31	371,366	1.49	0.55	to	2.70	(4.86)		to	(6.86)
12/31/2017	505,840	1.53	to	11.07	772,287	1.88	0.55	to	2.70	13.10		to	10.74
12/31/2016	488,688	1.35	to	1.24	660,040	1.90	0.55	to	1.60	3.37		to	2.31

33

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Managed Risk - Growth ETF Initial Class
12/31/2020	181,758	$1.84	to	$12.37	$328,967	2.15%	0.55%	to	2.70%	3.95%	to	1.77%
12/31/2019	166,582	1.77	to	12.15	290,004	2.02	0.55	to	2.70	19.09	to	16.59
12/31/2018	171,176	1.49	to	10.42	250,589	1.99	0.55	to	2.70	(7.50)	to	(9.45)
12/31/2017	310,206	1.61	to	11.51	494,927	1.88	0.55	to	2.70	18.13	to	15.67
12/31/2016	345,600	1.36	to	1.25	467,457	1.91	0.55	to	1.60	4.40	to	3.32

TA Morgan Stanley Capital Growth Initial Class
12/31/2020	13,134	9.80	to	36.48	109,136	-	0.55	to	2.70	116.68	to	112.15
12/31/2019	21,540	4.52	to	17.19	82,504	-	0.55	to	2.70	23.06	to	20.49
12/31/2018	21,540	3.67	to	14.27	67,618	-	0.55	to	2.70	6.10	to	3.86
12/31/2017	21,540	3.46	to	13.74	64,285	-	0.55	to	2.70	42.81	to	39.83
12/31/2016	23,880	2.43	to	2.05	50,867	-	0.55	to	1.60	(2.80)	to	(3.80)

TA Multi-Managed Balanced Initial Class
12/31/2020	689,571	2.77	to	13.88	1,843,988	1.62	0.55	to	2.70	15.26	to	12.85
12/31/2019	890,369	2.40	to	12.30	2,058,934	1.63	0.55	to	2.70	21.10	to	18.57
12/31/2018	1,018,540	1.98	to	10.37	1,954,135	1.45	0.55	to	2.70	(4.19)	to	(6.21)
12/31/2017	1,104,433	2.07	to	11.06	2,218,718	0.84	0.55	to	2.70	13.51	to	11.14
12/31/2016	1,374,422	1.82	to	1.70	2,449,803	1.00	0.55	to	1.60	7.29	to	6.18

TA PIMCO Total Return Initial Class
12/31/2020	8,538,220	1.96	to	11.03	17,536,967	4.13	0.55	to	2.70	7.10	to	4.85
12/31/2019	9,984,141	1.83	to	10.52	19,120,662	2.43	0.55	to	2.70	7.82	to	5.56
12/31/2018	11,203,594	1.70	to	9.96	19,938,244	2.63	0.55	to	2.70	(1.20)	to	(3.28)
12/31/2017	13,015,910	1.72	to	10.30	23,529,524	-	0.55	to	2.70	4.31	to	2.14
12/31/2016	18,968,515	1.65	to	1.56	33,192,515	2.43	0.55	to	1.60	2.15	to	1.10

TA Small/Mid Cap Value Initial Class
12/31/2020	351,501	2.64	to	11.80	2,584,665	1.18	0.55	to	2.70	3.47	to	1.30
12/31/2019	453,673	2.56	to	11.65	2,817,286	0.97	0.55	to	2.70	24.59	to	21.99
12/31/2018	557,786	2.05	to	9.55	2,703,751	0.86	0.55	to	2.70	(11.95)	to	(13.80)
12/31/2017	675,626	2.33	to	11.08	3,590,760	1.22	0.55	to	2.70	14.92	to	12.52
12/31/2016	610,702	2.03	to	3.84	2,890,302	0.79	0.55	to	1.60	20.47	to	19.22

TA T. Rowe Price Small Cap Initial Class
12/31/2020	1,430,753	4.42	to	16.55	6,160,846	-	0.55	to	2.70	22.89	to	20.31
12/31/2019	1,780,488	3.60	to	13.76	6,270,882	-	0.55	to	2.70	32.04	to	29.28
12/31/2018	2,301,777	2.72	to	10.64	6,145,225	-	0.55	to	2.70	(7.59)	to	(9.54)
12/31/2017	3,363,491	2.95	to	11.76	9,772,797	-	0.55	to	2.70	21.72	to	19.18
12/31/2016	3,531,857	2.42	to	2.17	8,441,996	-	0.55	to	1.60	10.61	to	9.47

TA TS&W International Equity Initial Class
12/31/2020	254,616	2.31	to	12.06	781,157	3.06	0.55	to	2.70	5.96	to	3.74
12/31/2019	275,359	2.18	to	11.63	822,843	1.43	0.55	to	2.70	20.40	to	17.88
12/31/2018	273,353	1.81	to	9.86	688,220	2.36	0.55	to	2.70	(15.99)	to	(17.76)
12/31/2017	327,898	2.15	to	11.99	932,181	2.18	0.55	to	2.70	22.24	to	19.69
12/31/2016	364,381	1.76	to	1.52	938,359	2.87	0.55	to	1.60	0.53	to	(0.51)

TA WMC US Growth Initial Class
12/31/2020	2,306,411	5.44	to	21.99	12,160,465	0.11	0.55	to	2.70	36.55	to	33.69
12/31/2019	2,830,968	3.98	to	16.45	10,965,506	0.13	0.55	to	2.70	39.28	to	36.36
12/31/2018	3,298,370	2.86	to	12.06	9,171,891	0.33	0.55	to	2.70	(0.34)	to	(2.44)
12/31/2017	1,563,658	2.87	to	12.37	4,267,304	0.44	0.55	to	2.70	28.49	to	25.81
12/31/2016	1,846,924	2.23	to	1.89	3,938,845	0.40	0.55	to	1.60	2.25	to	1.20

Vanguard® Equity Index
12/31/2020	13,703,852	4.24	to	16.02	58,813,517	1.71	0.55	to	2.70	17.55	to	15.09
12/31/2019	15,625,042	3.61	to	13.92	57,101,058	1.86	0.55	to	2.70	30.58	to	27.85
12/31/2018	18,164,546	2.76	to	10.88	50,889,051	1.73	0.55	to	2.70	(5.03)	to	(7.03)
12/31/2017	28,618,172	2.91	to	11.71	84,467,341	1.83	0.55	to	2.70	20.99	to	18.47
12/31/2016	33,659,189	2.40	to	2.17	82,134,415	1.92	0.55	to	1.60	11.20	to	10.05

34

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® International
12/31/2020	8,234,045	$2.87	to	$23.29	$23,400,528	1.28%	0.55%	to	2.70%	56.72%	to	53.44%
12/31/2019	11,103,858	1.83	to	15.18	20,151,806	1.32	0.55	to	2.70	30.50	to	27.77
12/31/2018	12,275,959	1.41	to	11.88	17,061,675	0.79	0.55	to	2.70	(13.09)	to	(14.93)
12/31/2017	20,402,961	1.62	to	13.96	32,758,940	1.11	0.55	to	2.70	41.90	to	38.94
12/31/2016	21,934,210	1.14	to	1.03	24,848,839	1.09	0.55	to	1.60	1.32	to	0.28

Vanguard® Mid-Cap Index
12/31/2020	3,838,302	4.85	to	14.79	19,161,323	1.52	0.55	to	2.70	17.43	to	14.97
12/31/2019	4,551,504	4.13	to	12.86	19,412,231	1.60	0.55	to	2.70	30.16	to	27.43
12/31/2018	5,488,273	3.17	to	10.10	17,946,992	1.25	0.55	to	2.70	(9.83)	to	(11.73)
12/31/2017	6,068,043	3.52	to	11.44	22,012,329	1.20	0.55	to	2.70	18.43	to	15.96
12/31/2016	6,748,261	2.97	to	2.75	20,622,137	1.35	0.55	to	1.60	10.51	to	9.37

Vanguard® Real Estate Index
12/31/2020	4,088,320	3.67	to	11.15	16,589,637	2.60	0.55	to	2.70	(5.37)	to	(7.36)
12/31/2019	4,365,138	3.88	to	12.03	18,741,090	2.83	0.55	to	2.70	28.10	to	25.42
12/31/2018	5,311,971	3.03	to	9.59	17,850,486	3.19	0.55	to	2.70	(5.87)	to	(7.86)
12/31/2017	6,745,716	3.22	to	10.41	24,142,494	2.54	0.55	to	2.70	4.21	to	2.03
12/31/2016	7,498,723	3.09	to	3.25	25,708,237	2.70	0.55	to	1.60	7.76	to	6.66

Vanguard® Short-Term Investment Grade
12/31/2020	22,081,051	1.60	to	10.35	36,290,982	2.70	0.55	to	2.70	4.92	to	2.72
12/31/2019	23,377,078	1.52	to	10.08	36,629,942	2.71	0.55	to	2.70	5.12	to	2.92
12/31/2018	25,745,017	1.45	to	9.79	38,368,440	1.92	0.55	to	2.70	0.48	to	(1.63)
12/31/2017	33,778,798	1.44	to	9.95	50,279,289	1.97	0.55	to	2.70	1.53	to	(0.59)
12/31/2016	36,352,096	1.42	to	1.32	53,241,335	1.91	0.55	to	1.60	2.16	to	1.10

Vanguard® Total Bond Market Index
12/31/2020	24,978,730	1.86	to	10.92	48,131,702	2.45	0.55	to	2.70	6.99	to	4.75
12/31/2019	25,737,985	1.74	to	10.42	46,486,867	3.23	0.55	to	2.70	8.08	to	5.82
12/31/2018	36,846,231	1.61	to	9.85	61,728,078	2.51	0.55	to	2.70	(0.68)	to	(2.77)
12/31/2017	44,441,880	1.62	to	10.13	74,953,603	2.30	0.55	to	2.70	2.92	to	0.77
12/31/2016	43,597,032	1.57	to	1.48	71,567,664	2.20	0.55	to	1.60	1.91	to	0.86

Wanger International
12/31/2020	689,936	4.29	to	14.74	3,594,934	2.05	0.55	to	2.70	13.74	to	11.36
12/31/2019	863,965	3.77	to	13.24	3,875,790	0.78	0.55	to	2.70	29.28	to	26.58
12/31/2018	976,286	2.92	to	10.46	3,404,664	2.00	0.55	to	2.70	(18.15)	to	(19.88)
12/31/2017	1,217,140	3.57	to	13.05	5,101,671	1.19	0.55	to	2.70	32.19	to	29.43
12/31/2016	1,383,092	2.70	to	2.64	4,369,743	1.09	0.55	to	1.60	(1.95)	to	(2.96)

Wanger USA
12/31/2020	625,592	5.00	to	17.03	4,417,988	-	0.55	to	2.70	23.55	to	20.96
12/31/2019	715,788	4.05	to	14.08	4,215,210	0.26	0.55	to	2.70	30.38	to	27.66
12/31/2018	804,223	3.11	to	11.03	3,693,540	0.09	0.55	to	2.70	(2.00)	to	(4.07)
12/31/2017	1,108,658	3.17	to	11.49	4,854,495	-	0.55	to	2.70	18.93	to	16.45
12/31/2016	1,634,658	2.67	to	2.75	5,933,223	-	0.55	to	1.60	13.07	to	11.90

WFVT Discovery Class 2 Shares
12/31/2020	-	171.43	to	146.65	-	-	0.80	to	1.40	61.36	to	60.41
12/31/2019	-	106.24	to	91.42	-	-	0.80	to	1.40	37.92	to	37.10
12/31/2018	-	77.03	to	66.68	-	-	0.80	to	1.40	(7.80)	to	(8.35)
12/31/2017	-	83.55	to	72.76	-	-	0.80	to	1.40	28.11	to	27.35
12/31/2016	-	65.22	to	57.13	-	-	0.80	to	1.40	6.79	to	6.16
(1) See Footnote 1

35

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

36

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. An annual charge ranging from 0.40% to 2.55% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

37

Transamerica Life Insurance Company

Separate Account VA CC

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

38